Provisions for judicial and administrative proceedings, commitments and other provisions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Provisions
Balance at beginning of year		R$ 14,695,898	R$ 13,986,915	R$ 11,776,490
Additions charged to income:
Interest expense and similar charges		314,596	320,559	275,836
Personnel Expenses (Note 40)		10,917	8,939	20,081
Constitutions / Reversals and Adjustment of provisions		2,957,710	2,755,180	3,114,407
Other Comprehensive Income		1,416,815	483,058	1,028,090
Additions to provisions for contingent commitments		(57,651)	(48,246)	0
Payments to pensioners and early retirees with a charge to internal provisions				0
Payments to external funds		(187,667)	(594,024)	(127,357)
Amount paid		(2,870,703)	(2,247,172)	(2,123,483)
Transfer to other assets - actuarial assets (Note 15)		23,014	16,998	14,457
Transfers, exchange differences and other changes		19,512	13,691	8,394
Balance at end of year		16,322,441	14,695,898	13,986,915
Pensions
Changes in Provisions
Balance at beginning of year	[1]	3,357,654	3,923,456	2,710,626
Additions charged to income:
Interest expense and similar charges	[1]	314,596	320,559	275,836
Personnel Expenses (Note 40)	[1]	10,917	8,939	20,081
Constitutions / Reversals and Adjustment of provisions	[1]	21,523	(801,332)	1,723
Other Comprehensive Income	[1]	1,416,815	483,058	1,028,090
Additions to provisions for contingent commitments	[1]	0	0	0
Payments to pensioners and early retirees with a charge to internal provisions	[1]		0	0
Payments to external funds	[1]	(187,667)	(594,024)	(127,357)
Amount paid	[1]	0	0	0
Transfer to other assets - actuarial assets (Note 15)	[1]	23,014	16,998	14,457
Transfers, exchange differences and other changes	[1]	0	0	0
Balance at end of year	[1]	4,956,852	3,357,654	3,923,456
Other Provisions
Changes in Provisions
Balance at beginning of year		11,338,244	10,063,459	9,065,864
Additions charged to income:
Interest expense and similar charges		0	0	0
Personnel Expenses (Note 40)		0	0	0
Constitutions / Reversals and Adjustment of provisions		2,936,187	3,556,512	3,112,684
Other Comprehensive Income		0	0	0
Additions to provisions for contingent commitments		(57,651)	(48,246)	0
Payments to pensioners and early retirees with a charge to internal provisions			0	0
Payments to external funds		0	0	0
Amount paid		(2,870,703)	(2,247,172)	(2,123,483)
Transfer to other assets - actuarial assets (Note 15)		0	0	0
Transfers, exchange differences and other changes		19,512	13,691	8,394
Balance at end of year		R$ 11,365,589	R$ 11,338,244	R$ 10,063,459

[1]	For further information, see note 15. Provisions for pension funds and similar obligations.